Balance Sheet Components (Details) - Schedule of Property and Equipment, Net - Previously Reported [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment gross	$ 1,375,262	$ 1,350,221
Less - Accumulated depreciation	(998,595)	(772,952)
Total property and equipment net	376,667	577,269
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment gross	683,994	664,943
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment gross	300,526	294,536
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment gross	$ 390,742	$ 390,742